Employee Benefits Provisions - Schedule of Employee Benefits Provisions Liabilities (Details) - AUD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefits Provisions Liabilities [Abstract]
Provision for Annual leave	$ 98,740	$ 84,694	$ 98,368
Long service leave	38,839	24,992	$ 20,018
Employee benefits provisions	$ 137,579	$ 109,686